EQUITY SECURITIES TRUST II





Annual Report
December 31, 2001







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  100 Church Street
  New York, New York 10007

SUMMARY INFORMATION
--------------------------------------------------------------------------------

Equity Securities Trust I is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the trust. On December 18, 2001, the trust sold 9,791,336 Equity Trust Securities to the public at a price of $22.50 each. With the part of the net proceeds received from the sale of the Equity Trust Securities, the trust purchased a portfolio of U.S. treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Rainbow Media Group Class A tracking stock ("Class A tracking stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "sellers."

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A tracking stock, while also giving them the chance to share in the increased value of Class A tracking stock if its price goes up. Cablevision does not currently pay dividends on its tracking stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A tracking stock is below that price when the trust terminates on or shortly after February 15, 2005 (which is referred to below as the "exchange date"), but they will receive only part of the increased value if the price of the Class A tracking stock goes up, and then only if the price is above $27.45 per share shortly before the exchange date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.3516 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the trust acquired when it issued the Equity Trust Securities.

On the exchange date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 shares of Class A tracking stock for each Equity Trust Security owned. If, shortly before the exchange date, the price of the Class A tracking stock is more than $27.45 per share, holders will receive 0.8197 shares of Class A tracking stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A tracking stock is more than $22.50 per share but less than or equal to $27.45 per share, holders will receive Class A tracking stock worth $22.50, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A tracking stock is $22.50 per share or less, holders will receive one share of Class A tracking stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the trust, the sellers have the option to deliver cash to the trust instead of shares of Class A tracking stock. If the sellers decide to deliver cash, holders will receive the cash value of the Class A tracking stock they would have received under the sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A tracking stock on the exchange date. If a seller defaults under its prepaid forward contract with the trust, the obligations of the sellers under their contracts will be accelerated and the trust will immediately distribute to holders the Class A tracking stock or cash received by the trust under the prepaid forward contracts plus the amount of the U.S. treasury securities then held by the trust.

The sellers may elect to deliver cash instead of the Class A tracking stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The sellers may extend the exchange date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.3516 per quarter for the period beginning on February 15, 2005 and ending on the extended exchange date. If the sellers complete a rollover offering and have extended the exchange date, the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended exchange date. If the sellers have elected to extend the exchange date to May 15, 2005, the sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the exchange date to between February 15, 2005 and May 15, 2005, in which case the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated exchange date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated December 12, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                  | PricewaterhouseCoopers LLP
                                                  | 1177 Avenue of the Americas
                                                  | New York NY 10036
                                                  | Telephone (646) 471 4000
                                                  | Facsimile (646) 471 4100


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Equity Securities Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments., and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust II (the "Trust") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period December 18, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
 New York, New York
 May 14, 2002

EQUITY SECURITIES TRUST II
Statement of Assets and Liabilities
December 31, 2001
--------------------------------------------------------------------------------


ASSETS


Investments, at value (cost $213,416,801)                          $ 235,596,731
Cash                                                                         100
Prepaid expense                                                          266,842
                                                                   -------------

        TOTAL ASSETS                                                 235,863,673
                                                                   -------------


LIABILITIES

Unearned expense reimbursement                                           266,842
                                                                   -------------

        NET ASSETS                                                 $ 235,596,831
                                                                   =============

COMPOSITION OF NET ASSETS


Equity Trust Securities                                            $ 213,382,008
  9,791,337 shares issued and outstanding (Note 9)
Unrealized appreciation on investments                                22,179,930
Undistributed net investment income                                       34,893
                                                                   -------------

        NET ASSETS                                                 $ 235,596,831
                                                                   =============


        NET ASSET VALUE PER SHARE
          ($235,596,831/9,791,337 SHARES OUTSTANDING)              $       24.06
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------------------------------



                                                       Maturity
                                        Par Value        Date              Cost             Market Value
                                        ---------        ----              ----             ------------

United States Treasury Strips         $  2,166,000     02/15/02       $   2,163,433        $   2,162,989
United States Treasury Strips            3,443,000     05/15/02           3,426,300            3,420,827
United States Treasury Strips            3,443,000     08/15/02           3,411,012            3,402,717
United States Treasury Strips            3,443,000     11/15/02           3,394,149            3,388,738
United States Treasury Strips            3,443,000     02/15/03           3,357,428            3,352,415
United States Treasury Strips            3,443,000     05/15/03           3,334,002            3,324,010
United States Treasury Strips            3,443,000     08/15/03           3,311,748            3,295,364
United States Treasury Strips            3,443,000     11/15/03           3,268,661            3,253,291
United States Treasury Strips            3,443,000     02/15/04           3,238,260            3,222,717
United States Treasury Strips            3,443,000     05/15/04           3,200,120            3,184,293
United States Treasury Strips            3,443,000     08/15/04           3,170,776            3,146,007
United States Treasury Strips            3,443,000     11/15/04           3,101,999            3,081,451
United States Treasury Strips            3,443.000     02/15/05           3,073,813            3,052,770
                                      ------------                    -------------        -------------
                                      $ 43,482,000                       41,451,701           41,287,589
                                      ============

FORWARD PURCHASE CONTRACT
  9,791,936 shares of Rainbow Media
    Group Class A Tracking Stock                                        171,965,100          194,309,142
                                                                      -------------        -------------
        Total                                                         $ 213,416,801        $ 235,596,731
                                                                      =============        =============

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Operations
For the period from December 18, 2001 (Commencement of Operations)
to December 31, 2001
--------------------------------------------------------------------------------------------

Interest income                                                                 $     34,893

Expenses
   Administrative fees and expenses                               $   1,393
   Legal fees                                                           363
   Audit fees                                                        25,000
   Trustees' fees                                                       436
   Other expenses                                                       466
                                                                  ---------

        TOTAL FEES AND EXPENSES                                      27,658

Expense reimbursement                                               (27,658)
                                                                  ---------

        TOTAL EXPENSE - NET                                                                -
                                                                                ------------

        NET INVESTMENT INCOME                                                         34,893

        NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                      22,179,930
                                                                                ------------


        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 22,214,823
                                                                                ============






   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Changes in Net Assets
For the period from December 18, 2001 (Commencement of Operations)
to December 31, 2001
---------------------------------------------------------------------------------------

OPERATIONS
   Net investment income                                                  $      34,893
   Net change in unrealized appreciation of investments                      22,179,930
                                                                          -------------

        NET INCREASE IN NET ASSETS FROM OPERATIONS                           22,214,823
                                                                          -------------

CAPITAL SHARES TRANSACTION (NOTE 9)
   Gross proceeds from the sale of 9,791,336 shares                         220,305,060
     Less
       Selling commissions and offering expenses                             (6,923,152)
                                                                          -------------

        NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS         213,381,908
                                                                          -------------

        Net increase in net assets for the period                           235,596,731

        Net assets, beginning of period                                             100
                                                                          -------------

        NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED NET
          INVESTMENT INCOME OF $34,893)                                   $ 235,596,831
                                                                          =============





   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Equities Securities Trust II ("Trust") was established on October 30, 2001 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In December 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Rainbow Media Group Class A Tracking Stock from existing stockholders (the "Sellers") of Rainbow Media Group Class A Tracking Stock. Each Equity Trust Security represents between
     0.8197 and 1.00 share of Rainbow Media Group Class A Tracking Stock. The tracking stock, or its cash equivalent, is deliverable pursuant to the contract on February 15, 2005 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.4064 per annum or $0.3516 per quarter (except for the first distribution on February 15, 2002 which will be $0.2227).

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

4.   PURCHASES AND SALES ON INVESTMENT

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 2001 totaled $41,416,809 and $0, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contracts during the period totaled $171,965,100.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

6.   INCOME TAXES

     The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2001, net unrealized appreciation of investments, based on cost for Federal income tax purposes, of $213,416,801, aggregated $22,179,930, consisting of gross unrealized appreciation and depreciation of investments of $22,344,042, and $164,112, respectively.

7.   EXPENSES

     The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

8.   FORWARD PURCHASE CONTRACT

     The Trust has acquired and holds forward purchase contracts with existing shareholders of Rainbow Media Group Class A Tracking Stock (the "Sellers") and paid them $171,965,100 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a number of shares of Rainbow Media Group Class A Tracking Stock on February 15, 2005 (the "Exchange Date") so as to permit the holders of the Equity Trust Securities to exchange on the Exchange Date each of their Equity Trust Securities for between 0.8197 and 1.00 shares, or the cash equivalent.

     Offering expenses of $314,000 were paid by the sellers. This amount has been recorded as a reduction in the cost of the forward contract.

     The Sellers obligations under the forward purchase contracts are collateralized by shares of Rainbow Media Group Class A Tracking Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 2001, the Custodian held 9,791,336 shares with an aggregate value of $241,876,597.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

9.   CAPITAL SHARE TRANSACTIONS

     During the offering period, the Trust sold 9,791,336 Equity Trust Securities to the public and received net proceeds of $213,381,908 ($220,305,060 less sales commissions and offering expenses of $6,923,152). As of December 31, 2001, there were 9,791,337 Equity Trust Securities issued and outstanding.

Equity Securities Trust II
Financial Highlights
--------------------------------------------------------------------------------

The Trusts financial highlights are presented below. The per share operating performance data is designed to allow investors to trade the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                  Period from
                                                               December 18, 2001
                                                                 (Commencement
                                                               of Operations) to
                                                               December 31, 2001
                                                               -----------------

Net asset value, beginning of period                              $     21.82*

Income from investment operations
  Net investment income                                                     -
  Unrealized gain on investments                                         2.27
                                                                  -----------

        NET INCREASE IN NET ASSET VALUE                                 24.09

Capital share transactions
  Offering costs                                                         (.03)
                                                                  -----------

  Ending net asset value                                          $     24.06
                                                                  ===========

  Ending market value**                                           $     23.52
                                                                  ===========

Total investment return (2)                                              4.53%

Ratios/supplemental data
  Ratio of expenses to average net assets
    Before reimbursment (1)                                              0.32%
    After reimbursement (1)                                                 -
  Ratio of net investment income to average net assets
    Before reimbursement (1)                                             0.08%
    After reimbursement (1)                                              0.41%
    Net assets, end of period (in thousands)                      $   235,597

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their share at the market value per shares on the last day of the period. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($0.675 per share).
**   Closing price on NYSE at end of year.

Equity Securities Trust II
Trustee Information
--------------------------------------------------------------------------------

The following are the Trustees of Equity Securities Trust II together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.

Name,                       Position Held with
Address,                    Registrant and             Principal Occupations
Age                         Length of Service          During Past Five Years      Other Trustee Positions
---                         -----------------          ----------------------      -----------------------

Donald J. Puglisi           Managing Trustee since     Managing Director,          DECS Trust V, DECS Trust VI,
850 Library Avenue,         1999                       Puglisi & Associates;       Equity Securities Trust I,
Suite 204                                              MBNA America Business       DECS Trust IX, Estee
Newark, DE 19711                                       Professor and Professor of  Lauder Automatic Common Exchange
Age: 56                                                Finance, University of      Security Trust II, Express Scripts
                                                       Delaware                    Automatic Exchange Security Trust,
                                                                                   Amdocs Automatic Common Exchange
                                                                                   Security Trust.

William R. Latham, III      Trustee since 1999         Associate Professor of      DECS Trust V, DECS Trust VI,
Department of                                          Economics, University of    Equity Securities Trust I,
Economics                                              Delaware                    DECS Trust IX, Estee
University of Delaware                                                             Lauder Automatic Common Exchange
Newark, DE 19716                                                                   Security Trust II, Express Scripts
Age: 57                                                                            Automatic Exchange Security Trust,
                                                                                   Amdocs Automatic Common Exchange
                                                                                   Security Trust.

James B. O'Neill            Trustee since 1999         Professor of Economics and  DECS Trust V, DECS Trust VI,
Center for Economic                                    Director, Center for        Equity Securities Trust I,
Education and                                          Economic Education and      DECS Trust IX, Estee
Entrepreneurship                                       Entrepreneurship,           Lauder Automatic Common Exchange
University of Delaware                                 University of Delaware      Security Trust II, Express Scripts
Newark DE 19716                                                                    Automatic Exchange Security Trust,
Age: 62                                                                            Amdocs Automatic Common Exchange
                                                                                   Security Trust.


None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.